Derivative financial instruments - Schedule of Forward Contracts, Fuel Oil, Gas Oil and Diesel (Details) - Forward contracts l in Thousands	Dec. 31, 2017 $ / l l
2018 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	45,480
Average price per litre (in usd per litre) | $ / l	0.30
2018 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	23,458
Average price per litre (in usd per litre) | $ / l	0.41
2018 | Forward – diesel:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	3,910
Average price per litre (in usd per litre) | $ / l	0.41
2019 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	25,860
Average price per litre (in usd per litre) | $ / l	0.30
2019 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	15,408
Average price per litre (in usd per litre) | $ / l	0.41
2019 | Forward – diesel:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	1,399
Average price per litre (in usd per litre) | $ / l	0.43
2020 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	1,177
Average price per litre (in usd per litre) | $ / l	0.29
2020 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	745
Average price per litre (in usd per litre) | $ / l	0.42
2020 | Forward – diesel:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	47
Average price per litre (in usd per litre) | $ / l	0.41
Total | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	72,517
Average price per litre (in usd per litre) | $ / l	0.30
Total | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	39,611
Average price per litre (in usd per litre) | $ / l	0.41
Total | Forward – diesel:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	5,356
Average price per litre (in usd per litre) | $ / l	0.42